SHARE-BASED PAYMENTS - Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) year	Dec. 31, 2018 CAD ($) year
Share-based Payment Arrangements [Abstract]
Weighted average fair value at grant date	$ 4.12	$ 3.86
Weighted average expected volatility (percent)	18.70%	20.30%
Weighted average expected option life (years) | year	3.67	3.67
Expected annual dividends per option	$ 2.36	$ 2.24
Expected forfeitures (percent)	6.60%	6.70%
Risk-free interest rate (based on government bonds)(percent)	1.60%	2.10%